Preferred Stock (Details)		1 Months Ended				12 Months Ended
	Oct. 10, 2017 $ / shares shares	Aug. 31, 2017 USD ($) $ / shares shares	Jan. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Aug. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) director $ / shares	Dec. 31, 2016 USD ($) $ / shares
Preferred Stock
Temporary equity, par value per share | $ / shares						$ 0.001	$ 0.001
Temporary equity, liquidation preference						$ 0	$ 44,129,000
Number of outstanding shares held by holder at the time of voting						0.67
Conversion price | $ / shares						$ 9.17
IPO
Preferred Stock
Issuance of stock (in shares) | shares	8,107,500
Gross proceeds		$ 50,000
Minimum price per share | $ / shares	$ 17.00	$ 1.00
Number of shares issued on conversion | shares		9.17
Conversion of Series A Convertible Preferred Stock and Series A-1 Junior Preferred Stock into common stock (in shares) | shares	17,406,338
Series A Convertible Preferred Stock
Preferred Stock
Number of directors | director						1
Preferred dividend (as a percent)						8.00%
Dividends declared and paid						$ 0
Cumulative preference dividends						$ 0	$ 4,129,000
Cumulative preference dividends (per share) | $ / shares						$ 0.00	$ 0.10
Temporary equity, liquidation preference						$ 0	$ 44,129,000
August 2015 Initial Tranche closing
Preferred Stock
Issuance of stock (in shares) | shares					25,000,000
Temporary equity, par value per share | $ / shares					$ 0.001
Temporary Equity, Purchase price per share					$ 1.00
Issuance of Series A Convertible Preferred Stock					$ 24,976,000
December 2015 second tranche closing
Preferred Stock
Issuance of stock (in shares) | shares				15,000,000
Temporary Equity, Purchase price per share				$ 1.00
Issuance of Series A Convertible Preferred Stock				$ 14,641,000
January 2017 initial tranche closing
Preferred Stock
Issuance of stock (in shares) | shares			20,475,001
Temporary equity, par value per share | $ / shares			$ 0.001
Temporary Equity, Purchase price per share			$ 1.00
Issuance of Series A Convertible Preferred Stock			$ 20,377,000
Additional shares | shares			20,474,998
Cash, cash equivalents and short-term investments net of accounts payable and accrued liabilities			$ 5,000,000
August 2017 second tranche closing
Preferred Stock
Issuance of stock (in shares) | shares		20,474,998
Temporary equity, par value per share | $ / shares		$ 0.001
Temporary Equity, Purchase price per share		$ 1.00
Issuance of Series A Convertible Preferred Stock		20,475,000
Cash balance requirement waived		$ 5,000,000